Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Ariel Investment Trust
Entity Central Index Key	0000798365
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000013706 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Investor Class
Trading Symbol	ARGFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Investor Class)	$47	0.99%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.99%
Net Assets	$ 2,413,910,358
Holdings Count | Holding	37
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,413,910,358
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Adtalem Global Education, Inc.	4.54%
J.M. Smucker Company	4.35%
Madison Square Garden Entertainment Corporation	4.26%
Boyd Gaming Corporation	3.98%
Carlyle Group, Inc.	3.94%
Mattel, Inc.	3.78%
Northern Trust Corporation	3.70%
Prestige Consumer Healthcare, Inc.	3.69%
Paramount Global, Class B	3.67%
Mohawk Industries, Inc.	3.62%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Adtalem Global Education, Inc.	4.54%
J.M. Smucker Company	4.35%
Madison Square Garden Entertainment Corporation	4.26%
Boyd Gaming Corporation	3.98%
Carlyle Group, Inc.	3.94%
Mattel, Inc.	3.78%
Northern Trust Corporation	3.70%
Prestige Consumer Healthcare, Inc.	3.69%
Paramount Global, Class B	3.67%
Mohawk Industries, Inc.	3.62%

C000108536 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Fund
Class Name	Institutional Class
Trading Symbol	ARAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Fund (Institutional Class)	$32	0.68%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.68%
Net Assets	$ 2,413,910,358
Holdings Count | Holding	37
Investment Company Portfolio Turnover	9.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$2,413,910,358
Total number of portfolio holdings	37
Portfolio turnover rate as of the end of the reporting period	9%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Adtalem Global Education, Inc.	4.54%
J.M. Smucker Company	4.35%
Madison Square Garden Entertainment Corporation	4.26%
Boyd Gaming Corporation	3.98%
Carlyle Group, Inc.	3.94%
Mattel, Inc.	3.78%
Northern Trust Corporation	3.70%
Prestige Consumer Healthcare, Inc.	3.69%
Paramount Global, Class B	3.67%
Mohawk Industries, Inc.	3.62%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Adtalem Global Education, Inc.	4.54%
J.M. Smucker Company	4.35%
Madison Square Garden Entertainment Corporation	4.26%
Boyd Gaming Corporation	3.98%
Carlyle Group, Inc.	3.94%
Mattel, Inc.	3.78%
Northern Trust Corporation	3.70%
Prestige Consumer Healthcare, Inc.	3.69%
Paramount Global, Class B	3.67%
Mohawk Industries, Inc.	3.62%

C000013707 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Investor Class
Trading Symbol	CAAPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Investor Class)	$54	1.13%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.13%
Net Assets	$ 849,158,929
Holdings Count | Holding	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$849,158,929
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Mattel, Inc.	4.01%
Northern Trust Corporation	3.71%
Interpublic Group of Companies, Inc.	3.39%
Generac Holdings, Inc.	3.29%
First American Financial Corporation	3.00%
The Charles Schwab Corporation	2.89%
The Middleby Corporation	2.85%
CarMax, Inc.	2.83%
Labcorp Holdings, Inc.	2.74%
J.M. Smucker Company	2.73%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mattel, Inc.	4.01%
Northern Trust Corporation	3.71%
Interpublic Group of Companies, Inc.	3.39%
Generac Holdings, Inc.	3.29%
First American Financial Corporation	3.00%
The Charles Schwab Corporation	2.89%
The Middleby Corporation	2.85%
CarMax, Inc.	2.83%
Labcorp Holdings, Inc.	2.74%
J.M. Smucker Company	2.73%

C000108537 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Appreciation Fund
Class Name	Institutional Class
Trading Symbol	CAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Appreciation Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Appreciation Fund (Institutional Class)	$39	0.82%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.82%
Net Assets	$ 849,158,929
Holdings Count | Holding	43
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$849,158,929
Total number of portfolio holdings	43
Portfolio turnover rate as of the end of the reporting period	12%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Mattel, Inc.	4.01%
Northern Trust Corporation	3.71%
Interpublic Group of Companies, Inc.	3.39%
Generac Holdings, Inc.	3.29%
First American Financial Corporation	3.00%
The Charles Schwab Corporation	2.89%
The Middleby Corporation	2.85%
CarMax, Inc.	2.83%
Labcorp Holdings, Inc.	2.74%
J.M. Smucker Company	2.73%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Mattel, Inc.	4.01%
Northern Trust Corporation	3.71%
Interpublic Group of Companies, Inc.	3.39%
Generac Holdings, Inc.	3.29%
First American Financial Corporation	3.00%
The Charles Schwab Corporation	2.89%
The Middleby Corporation	2.85%
CarMax, Inc.	2.83%
Labcorp Holdings, Inc.	2.74%
J.M. Smucker Company	2.73%

C000013708 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Investor Class
Trading Symbol	ARFFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Investor Class)	$49	1.00%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	1.00%
Net Assets	$ 61,855,850
Holdings Count | Holding	27
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$61,855,850
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Snap-on, Inc.	6.30%
J.M. Smucker Company	6.26%
BOK Financial Corporation	6.03%
Mohawk Industries, Inc.	5.26%
Chevron Corporation	4.76%
Bank of America Corporation	4.62%
Resideo Technologies, Inc.	4.56%
Lockheed Martin Corporation	4.44%
PHINIA, Inc.	4.42%
Affiliated Managers Group, Inc.	4.22%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Snap-on, Inc.	6.30%
J.M. Smucker Company	6.26%
BOK Financial Corporation	6.03%
Mohawk Industries, Inc.	5.26%
Chevron Corporation	4.76%
Bank of America Corporation	4.62%
Resideo Technologies, Inc.	4.56%
Lockheed Martin Corporation	4.44%
PHINIA, Inc.	4.42%
Affiliated Managers Group, Inc.	4.22%

C000108538 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Focus Fund
Class Name	Institutional Class
Trading Symbol	AFOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Focus Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Focus Fund (Institutional Class)	$36	0.75%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.75%
Net Assets	$ 61,855,850
Holdings Count | Holding	27
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$61,855,850
Total number of portfolio holdings	27
Portfolio turnover rate as of the end of the reporting period	11%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Snap-on, Inc.	6.30%
J.M. Smucker Company	6.26%
BOK Financial Corporation	6.03%
Mohawk Industries, Inc.	5.26%
Chevron Corporation	4.76%
Bank of America Corporation	4.62%
Resideo Technologies, Inc.	4.56%
Lockheed Martin Corporation	4.44%
PHINIA, Inc.	4.42%
Affiliated Managers Group, Inc.	4.22%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Snap-on, Inc.	6.30%
J.M. Smucker Company	6.26%
BOK Financial Corporation	6.03%
Mohawk Industries, Inc.	5.26%
Chevron Corporation	4.76%
Bank of America Corporation	4.62%
Resideo Technologies, Inc.	4.56%
Lockheed Martin Corporation	4.44%
PHINIA, Inc.	4.42%
Affiliated Managers Group, Inc.	4.22%

C000108545 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Investor Class
Trading Symbol	AINTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Investor Class)	$58	1.13%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.13%
Net Assets	$ 234,365,587
Holdings Count | Holding	55
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$234,365,587
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Check Point Software Technologies, Ltd.	4.99%
Sanofi	4.96%
Bandai Namco Holdings, Inc.	4.54%
Siemens AG	4.52%
Fresenius Medical Care AG	4.39%
Redeia Corp SA	4.10%
Tesco plc	3.84%
Orange SA	3.76%
Barclays plc	3.38%
BAWAG Group AG	3.35%
Sector Allocation
Financials	25.64%
Consumer Discretionary	19.93%
Health Care	11.42%
Information Technology	9.85%
Industrials	8.59%
Communication Services	7.02%
Utilities	6.69%
Consumer Staples	5.71%
Other	4.10%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Check Point Software Technologies, Ltd.	4.99%
Sanofi	4.96%
Bandai Namco Holdings, Inc.	4.54%
Siemens AG	4.52%
Fresenius Medical Care AG	4.39%
Redeia Corp SA	4.10%
Tesco plc	3.84%
Orange SA	3.76%
Barclays plc	3.38%
BAWAG Group AG	3.35%

C000108546 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel International Fund
Class Name	Institutional Class
Trading Symbol	AINIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel International Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel International Fund (Institutional Class)	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Net Assets	$ 234,365,587
Holdings Count | Holding	55
Investment Company Portfolio Turnover	36.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$234,365,587
Total number of portfolio holdings	55
Portfolio turnover rate as of the end of the reporting period	36%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
Check Point Software Technologies, Ltd.	4.99%
Sanofi	4.96%
Bandai Namco Holdings, Inc.	4.54%
Siemens AG	4.52%
Fresenius Medical Care AG	4.39%
Redeia Corp SA	4.10%
Tesco plc	3.84%
Orange SA	3.76%
Barclays plc	3.38%
BAWAG Group AG	3.35%
Sector Allocation
Financials	25.64%
Consumer Discretionary	19.93%
Health Care	11.42%
Information Technology	9.85%
Industrials	8.59%
Communication Services	7.02%
Utilities	6.69%
Consumer Staples	5.71%
Other	4.10%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Check Point Software Technologies, Ltd.	4.99%
Sanofi	4.96%
Bandai Namco Holdings, Inc.	4.54%
Siemens AG	4.52%
Fresenius Medical Care AG	4.39%
Redeia Corp SA	4.10%
Tesco plc	3.84%
Orange SA	3.76%
Barclays plc	3.38%
BAWAG Group AG	3.35%

C000108547 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Investor Class
Trading Symbol	AGLOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Investor Class)	$57	1.13%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.13%
Net Assets	$ 50,276,811
Holdings Count | Holding	62
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$50,276,811
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
CVS Health Corporation	4.05%
Verizon Communications, Inc.	3.81%
JD.com, Inc.	3.80%
Check Point Software Technologies, Ltd.	3.72%
Fresenius Medical Care AG	3.71%
Tesco plc	3.59%
CenterPoint Energy, Inc.	3.47%
Capital One Financial Corporation	3.08%
Gilead Sciences, Inc.	2.79%
Siemens AG	2.76%
Sector Allocation
Financials	25.65%
Information Technology	15.74%
Consumer Discretionary	15.53%
Health Care	13.95%
Communication Services	8.28%
Industrials	7.94%
Utilities	6.70%
Consumer Staples	3.59%
Other	1.07%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corporation	4.05%
Verizon Communications, Inc.	3.81%
JD.com, Inc.	3.80%
Check Point Software Technologies, Ltd.	3.72%
Fresenius Medical Care AG	3.71%
Tesco plc	3.59%
CenterPoint Energy, Inc.	3.47%
Capital One Financial Corporation	3.08%
Gilead Sciences, Inc.	2.79%
Siemens AG	2.76%

C000108548 [Member]
Shareholder Report [Line Items]
Fund Name	Ariel Global Fund
Class Name	Institutional Class
Trading Symbol	AGLYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Ariel Global Fund (the “Fund”) for the period from October 1, 2024 to March 31, 2025 .
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at arielinvestments.com/fundreports . You may also request this information by contacting us at 800.292.7435.
Additional Information Phone Number	800.292.7435
Additional Information Website	arielinvestments.com/fundreports
Expenses [Text Block]
Fund Expenses for the Last Six Months
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Ariel Global Fund (Institutional Class)	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
Net Assets	$ 50,276,811
Holdings Count | Holding	62
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Net assets	$50,276,811
Total number of portfolio holdings	62
Portfolio turnover rate as of the end of the reporting period	38%

Holdings [Text Block]
Graphical Representation of Holdings (% of Net Assets)
The tables below represent the total net assets of the Fund.
Top Ten Holdings
CVS Health Corporation	4.05%
Verizon Communications, Inc.	3.81%
JD.com, Inc.	3.80%
Check Point Software Technologies, Ltd.	3.72%
Fresenius Medical Care AG	3.71%
Tesco plc	3.59%
CenterPoint Energy, Inc.	3.47%
Capital One Financial Corporation	3.08%
Gilead Sciences, Inc.	2.79%
Siemens AG	2.76%
Sector Allocation
Financials	25.65%
Information Technology	15.74%
Consumer Discretionary	15.53%
Health Care	13.95%
Communication Services	8.28%
Industrials	7.94%
Utilities	6.70%
Consumer Staples	3.59%
Other	1.07%
Geographic Allocation

Largest Holdings [Text Block]
Top Ten Holdings
CVS Health Corporation	4.05%
Verizon Communications, Inc.	3.81%
JD.com, Inc.	3.80%
Check Point Software Technologies, Ltd.	3.72%
Fresenius Medical Care AG	3.71%
Tesco plc	3.59%
CenterPoint Energy, Inc.	3.47%
Capital One Financial Corporation	3.08%
Gilead Sciences, Inc.	2.79%
Siemens AG	2.76%